Leases (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Operating Lease, Liability, Maturity [Abstract]
2019 - remaining 6 months	$ 11,844
2020	24,161
2021	24,886
2022	25,633
2023	26,402
2024 and beyond	8,886
Total future minimum lease payments	121,812
Less: Interest	8,741
Total operating lease liabilities	113,071
Current operating lease liability	18,898	$ 0	$ 0
Long-term operating lease liability	$ 94,173	$ 0	$ 0